Commitments - Commitments - Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - Lessor [member] - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of future minimum lease payments [line items]
Future minimum rental receivable	¥ 2,487	¥ 1,942
Not later than one year [member]
Disclosure of future minimum lease payments [line items]
Future minimum rental receivable	768	578
Later than one year and not later than five years [member]
Disclosure of future minimum lease payments [line items]
Future minimum rental receivable	1,526	1,133
Later than five years [member]
Disclosure of future minimum lease payments [line items]
Future minimum rental receivable	¥ 193	¥ 231